BASIC AND DILUTED NET LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Summary of computation of the net loss per share
	Nine Months Ended September 30,
	2025	2024

Numerator:

Net Loss	$(46,540)	$(76,161)

Denominator:

	196,237,671	166,657,624